Fair value measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value hierarchy for financial instruments measured at fair value on a recurring basis

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	Successor			Predecessor
	March 31, 2017			December 31, 2016
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$19,432	$(363)	$19,069	$184	$(13,455)	$(13,271)
Significant unobservable inputs (Level 3)	476	—	476	—	(98)	(98)
Netting adjustments (1)	(363)	363	—	(184)	184	—

	$19,545	$—	$19,545	$—	$(13,369)	$(13,369)

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty. Positive and negative positions with counterparties are netted on the balance sheet only to the extent that they relate to the same current versus noncurrent classification.

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	As of December 31, 2016			As of December 31, 2015
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$184	$(13,455)	$(13,271)	$41,328	$(1,158)	$40,170
Significant unobservable inputs (Level 3)	—	(98)	(98)	123,068	—	123,068
Netting adjustments (1)	(184)	184	—	(1,158)	1,158	—

	$—	$(13,369)	$(13,369)	$163,238	$—	$163,238

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty. Positive and negative positions with a counterparty are netted on the balance sheet only to the extent that they relate to the same current versus noncurrent classification.

Level 3 rollforward

Changes in the fair value of our derivative instruments, classified as Level 3 in the fair value hierarchy, were as follows for the periods presented:

	Successor	Predecessor
Net derivative assets (liabilities)	Period from March 22, 2017 through March 31, 2017	Period from January 1, 2017 through March 21, 2017	Three months ended March 31, 2016
Beginning balance	$715	$(98)	$123,068
Realized and unrealized (losses) gains included in derivative gains	(239)	813	6,978
Settlements received	—	—	(39,093)

Ending balance	$476	$715	$90,953

(Losses) gains relating to instruments still held at the reporting date included in derivative (losses) gains for the period	$(239)	$813	$2,027

Changes in the fair value of our derivative instruments classified as Level 3 in the fair value hierarchy at December 31, 2016 and 2015 were:

Net derivative assets (liabilities)	2016	2015
Beginning balance	$123,068	$195,167
Realized and unrealized (losses) gains included in non-hedge derivative (losses) gains	(9,314)	105,055
Purchases	—	—
Settlements received	(113,852)	(177,154)

Ending balance	$(98)	$123,068

(Losses) gains relating to instruments still held at the reporting date included in non-hedge derivative (losses) gains for the period	$(98)	$61,260

Fair value of other financial instruments

The carrying value and estimated fair value of our debt at March 31, 2017, and December 31, 2016, were as follows:

	Successor		Predecessor
	March 31, 2017		December 31, 2016
Level 2	Carrying value (1)	Estimated fair value	Carrying value (1)	Estimated fair value
New Revolver	$120,000	$120,000	$—	$—
New Term Loan	150,000	150,000	—	—
Other secured debt	9,665	9,665	10,029	10,029
9.875% Senior Notes due 2020	—	—	298,000	268,200
8.25% Senior Notes due 2021	—	—	384,045	344,680
7.625% Senior Notes due 2022	—	—	525,910	470,689

(1)	The carrying value excludes deductions for debt issuance costs and discounts.

The carrying value and estimated fair value of our debt at December 31, 2016 and 2015 were as follows:

	December 31, 2016		December 31, 2015
Level 2	Carrying value	Estimated fair value	Carrying value	Estimated fair value
9.875% Senior Notes due 2020	$298,000	$268,200	$293,815	$75,750
8.25% Senior Notes due 2021	384,045	344,680	384,045	96,956
7.625% Senior Notes due 2022	525,910	470,689	530,849	120,478
Existing Credit Facility (1)	NA	NA	367,000	367,000
Other secured debt	10,029	10,029	11,981	11,981

	$1,217,984	$1,093,598	$1,587,690	$672,165

(1)	We have not disclosed the fair value of outstanding amounts under our Existing Credit Facility as it was not practicable to obtain a reasonable estimate of such value while the Predecessor was in bankruptcy.

Offsetting Assets and Liabilities

The following table summarizes our derivative assets and liabilities which are offset in the consolidated balance sheets under our master netting agreements. It also reflects the amounts outstanding under our credit facilities that are available to offset our net derivative assets due from counterparties that are lenders under our credit facilities.

	Offset in the consolidated balance sheets			Gross amounts not offset in the consolidated balance sheets
	Gross assets (liabilities)	Offsetting assets (liabilities)	Net assets (liabilities)	Derivatives (1)	Amounts outstanding under credit facilities	Net amount
Successor—March 31, 2017
Derivative assets	$19,908	$(363)	$19,545	$—	$(19,545)	$—
Derivative liabilities	(363)	363	—	—	—	—

	$19,545	$—	$19,545	$—	$(19,545)	$—

Predecessor—December 31, 2016
Derivative assets	$184	$(184)	$—	$—	$—	$—
Derivative liabilities	(13,553)	184	(13,369)	—	—	(13,369)

	$(13,369)	$—	$(13,369)	$—	$—	$(13,369)

(1)	Since positive and negative positions with a counterparty are netted on the balance sheet only to the extent that they relate to the same current versus noncurrent classification, these represent remaining amounts that could have been offset under our master netting agreements.

The following table summarizes our derivative assets and liabilities which are offset in the consolidated balance sheets under our master netting agreements. It also reflects the amounts outstanding under our Existing Credit Facility that are available to offset our net derivative assets due from counterparties that are lenders under our Existing Credit Facility.

	Offset in the consolidated balance sheets			Gross amounts not offset in the consolidated balance sheets
	Gross assets (liabilities)	Offsetting assets (liabilities)	Net assets (liabilities)	Derivatives (1)	Amounts outstanding under Existing Credit Facility	Net amount
As of December 31, 2016
Derivative assets	$184	$(184)	$—	$—	$—	$—
Derivative liabilities	(13,553)	184	(13,369)	—	—	(13,369)

	$(13,369)	$—	$(13,369)	$—	$—	$(13,369)

As of December 31, 2015
Derivative assets	$164,396	$(1,158)	$163,238	$—	$(103,618)	$59,620
Derivative liabilities	(1,158)	1,158	—	$—	—	—

	$163,238	$—	$163,238	$—	$(103,618)	$59,620

(1)	Since positive and negative positions with a counterparty are netted on the balance sheet only to the extent that they relate to the same current versus noncurrent classification, these represent remaining amounts that could have been offset under our master netting agreements.

Percentages of Total Commodity Sales Excluding Effects of Hedging Activities

Commodity sales to our top three purchasers accounted for the following percentages of our total commodity sales, excluding the effects of hedging activities, for the years ended December 31:

	2016	2015	2014
Coffeyville Resources LLC	19.3%	14.5%	14.0%
Valero Energy Corporation	15.6%	20.7%	23.7%
Phillips 66 Company	15.1%	11.8%	*

*	Less than 10%